10. Net Loss per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Loss Per Share Details
Net loss available for stockholders	$ (389,820)	$ (977,343)	$ (3,620,396)	$ (5,205,783)	$ (6,923,100)	$ (23,562,979)
Weighted average outstanding shares of common stock	84,143,586	66,089,776	80,677,887	63,938,744	64,586,781	56,742,881
Dilutive effect of stock options and warrants
Common stock and equivalents	84,143,586	66,089,776	80,677,887	63,938,744	64,586,781	56,742,881
Net loss per share - Basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.11)	$ (0.42)